Significant Related Party Transactions	12 Months Ended
Dec. 31, 2025
Significant Related Party Transactions [Abstract]
SIGNIFICANT RELATED PARTY TRANSACTIONS
32	SIGNIFICANT RELATED PARTY TRANSACTIONS

Related companies in these financial statements refer to members of the ultimate holding company’s group of companies.

Some of the Company’s transactions and arrangements are between members of the Company and the effect of these on the basis determined between the parties is reflected in these financial statements. The intercompany balances are unsecured, interest-free and repayable on demand, unless otherwise stated.

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
Balance with related parties (common shareholders)

Trade receivables

Hoo Voon Him	215,325	-	-
V Invesco Sdn Bhd	296,587	-	-

Non-trade receivables
VHKL Private Capital Limited (known as VCI Global Brands Limited)	-	-	62,833,133

Total amount due from related parties	511,912	-	62,833,133

Non-trade payables

Hoo Voon Him	44,554	63,185	392,983
Stanley Khoo	-	423,926	-
Noraini Binti Aripin	202,839	-	-
V Capital Sdn Bhd	35,953	-	-
Elmu Higher Education Sdn Bhd			63,101

Total amount due to related parties	283,346	487,111	456,084

Amount due from /(to) related parties are not expected to be repaid within the next 12 months.

Transactions with related parties

The following represents the significant related party transactions for the years ended December 31, 2023, 2024 and 2025.

				December 31, 2023	December 31, 2024	December 31, 2025
	Relationship	Nature	Description	US$	US$	US$
V Capital Sdn Bhd	Common shareholder	Trade nature	Purchase of services	610,115	-	-
V Capital Sdn Bhd	Common shareholder	Non-trade nature	Advances paid by V Capital Sdn Bhd	(35,953)	-	-
Hoo Voon Him	Director	Non-trade nature	Advance receipt from Director	(44,554)	(63,185)	(392,983)
Hoo Voon Him	Director	Trade nature	Sales of business consultancy fee	(215,325)	-	-
Noraini Binti Aripin	Director	Non-trade nature	Advance receipt from Director	(202,839)	-	-
Stanley Khoo	Director	Non-trade nature	Amount due to Director	-	(423,926)	-
VHKL Private Capital Limited	Common shareholder	Non-trade nature	Disposal of subsidiaries			62,833,133
Elmu Higher Education Sdn Bhd	Common shareholder	Non-trade nature	Advance paid by Elmu Higher Education Sdn Bhd			(63,101)